G1 Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Employee Benefits Expenses [Abstract]
Summary of Amount Recognized in the Consolidated Balance Sheet
Amount recognized in the Consolidated balance sheet

Amount recognized in the Consolidated balance sheet
	Sweden	US	UK	Other	Total
2021
Defined benefit obligation (DBO)	58,754	18,463	17,071	19,255	113,543
Fair value of plan assets	29,876	18,254	19,427	13,798	81,355
Deficit/surplus (+/–)	28,878	209	(2,356)	5,457	32,188
Plans with net surplus, excluding asset ceiling 1)	—	450	2,802	610	3,862
Provision for post-employment benefits 2)	28,878	659	446	6,067	36,050

2020
Defined benefit obligation (DBO)	56,138	17,921	15,788	18,341	108,188
Fair value of plan assets	26,967	17,327	17,326	11,991	73,611
Deficit/surplus (+/–)	29,171	594	(1,538)	6,350	34,577
Plans with net surplus, excluding asset ceiling 1)	—	92	2,090	594	2,776
Provision for post-employment benefits 2)	29,171	686	552	6,944	37,353
1)
Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current,
see note F3 “Financial assets,
non-current.”
The asset ceiling increased during the year to SEK 540 (518) million.

2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans

Pension costs for defined contribution plans and defined benefit plans
	Sweden	US	UK	Other	Total
2021
Pension cost for defined contribution plans	1,199	460	138	1,084	2,881
Pension cost for defined benefit plans 1)	1,920	97	(6)	931	2,942
Total	3,119	557	132	2,015	5,823
Total pension cost expressed as a percentage of wages and salaries					9.3%

2020
Pension cost for defined contribution plans	963	415	136	664	2,178
Pension cost for defined benefit plans	1,783	13	(4)	993	2,785
Total	2,746	428	132	1,657	4,963
Total pension cost expressed as a percentage of wages and salaries					8.1%

2019
Pension cost for defined contribution plans	953	456	132	1,193	2,734
Pension cost for defined benefit plans	1,704	(110)	(47)	889	2,436
Total	2,657	346	85	2,082	5,170
Total pension cost expressed as a percentage of wages and salaries					8.8%

1)	For the UK plans, negative cost was due to interest income of SEK 269 million exceeding interest cost of SEK 245 million during the year.

Summary of Change in the Net Defined Benefit Obligation
Change in the net defined benefit obligation

Change in the net defined benefit obligation
	Present value of obligation 2021 1)	Fair value of plan assets 2021	Total 2021	Present value of obligation 2020 1)	Fair value of plan assets 2020	Total 2020
Opening balance	108,188	(73,611)	34,577	105,088	(72,435)	32,653
Included in the income statement 2)
Current service cost	2,644	—	2,644	2,424	—	2,424
Past service cost and gains and losses on settlements	1	—	1	(76)	—	(76)
Interest cost/income (+/–)	1,463	(1,240)	223	1,759	(1,454)	305
Taxes and administrative expenses	—	41	41	—	29	29
Other	10	(17)	(7)	51	2	53
	4,118	(1,216)	2,902	4,158	(1,423)	2,735
Remeasurements
Return on plan assets excluding amounts in interest expense/income	—	(3,526)	(3,526)	—	(4,734)	(4,734)
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	(49)	—	(49)	10	—	10
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(287)	—	(287)	9,247	—	9,247
Experience-based gains/losses (–/+)	350	—	350	320	—	320
	14	(3,526)	(3,512)	9,577	(4,734)	4,843
Other changes
Translation difference	3,951	(3,764)	187	(5,373)	5,249	(124)
Contributions and payments from:
Employers 3)	(1,260)	(679)	(1,939)	(1,921)	(3,612)	(5,533)
Plan participants	285	(270)	15	223	(223)	—
Payments from plans:
Benefit payments	(1,825)	1,825	—	(1,834)	1,834	—
Settlements	(12)	—	(12)	(1,745)	1,733	(12)
Business combinations and divestments	84	(114)	(30)	15	—	15
Closing balance	113,543	(81,355)	32,188	108,188	(73,611)	34,577

1)	The weighted average duration of DBO is 20.4 (20.8) years.
2)	Excludes the impact of the asset ceiling of SEK 40 million in 2021 and SEK 50 million in 2020.
3)	The expected contribution to the plans is SEK 1.8 billion during 2022.

Summary of Present Value of the Defined Benefit Obligation

Present value of the defined benefit obligation
	Sweden	US	UK	Other	Total
2021
DBO, closing balance	58,754	18,463	17,071	19,255	113,543
Of which partially or fully funded	58,754	17,805	17,071	15,574	109,204
Of which unfunded	—	658	—	3,681	4,339

2020
DBO, closing balance	56,138	17,921	15,788	18,341	108,188
Of which partially or fully funded	56,138	17,235	15,788	14,811	103,972
Of which unfunded	—	686	—	3,530	4,216

Summary of Asset Allocation by Asset Type and Geography

Asset allocation by asset type and geography 1)
	Sweden	US	UK	Other	Total	Of which unquoted 2)
2021
Cash and cash equivalents	1,100	500	1,468	46	3,114	33%
Equity securities	7,619	659	3,823	2,651	14,752	58%
Debt securities	14,427	15,817	12,705	7,999	50,948	44%
Real estate	5,157	—	195	594	5,946	100%
Investment funds	1,782	1,247	—	484	3,513	64%
Assets held by insurance company	—	—	—	1,597	1,597	100%
Other	(209)	31	1,236	427	1,485	69%
Total	29,876	18,254	19,427	13,798	81,355
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

2020
Cash and cash equivalents	1,117	575	911	34	2,637	45%
Equity securities	5,635	655	3,469	2,235	11,994	58%
Debt securities	13,570	14,557	11,745	6,985	48,857	45%
Real estate	4,338	—	152	531	5,021	100%
Investment funds	2,153	1,495	274	419	4,341	74%
Assets held by insurance company	—	—	—	1,409	1,409	100%
Other	154	45	775	378	1,352	72%
Total	26,967	17,327	17,326	11,991	73,611
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invests in an asset class.
2)
Unquoted refers to assets classified as fair value level 2 and 3. Amounts reported in prior year included only level 3 assets, hence re-presented
for comparison purposes. Unquoted assets comprise mainly investments in pooled investment vehicles.

Summary of Financial and Demographic Actuarial Assumptions

Financial and demographic actuarial assumptions	2021			2020
	Sweden	US	UK	Sweden	US	UK
Financial assumptions
Discount rate	0.6%	2.7%	1.8%	0.5%	2.3%	1.5%
Inflation rate	2.0%	2.5%	3.2%	1.8%	2.5%	2.8%
Salary increase rate	2.8%	3.5%	—	2.8%	3.5%	—
Demographic assumptions
Life expectancy after age 65 in years	23	23	23	23	23	23

Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits

Total remeasurements in Other comprehensive income related to post-employment benefits
	2021	2020
Actuarial gains and losses (+/–)	3,255	(3,946)
The effect of asset ceiling	25	226
Swedish special payroll taxes	257	(898)
Total	3,537	(4,618)

Summary of Sensitivity Analysis of Significant Actuarial Assumptions

Sensitivity analysis of significant actuarial assumptions	2021
Impact on the DBO of a change in assumptions	Sweden	US	UK
Financial assumptions
Discount rate -0.5%	7.5	1.0	2.0
Discount rate +0.5%	(6.5)	(0.9)	(1.8)
Inflation rate -0.5%	(5.2)	—	(1.4)
Inflation rate +0.5%	6.0	—	1.5
Salary increase rate -0 . 5%	(1.4)	—	—
Salary increase rate +0 . 5%	1.5	—	—
Demographic assumptions
Longevity - 1 year	(3.1)	(0.5)	(0.7)
Longevity + 1 year	3.1	0.5	0.7